Related Party Transactions	9 Months Ended	12 Months Ended
	May 31, 2012	Aug. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 5 – Related Party Transactions

Free Office Space

The Company has been provided office space by its Chief Executive Officer at no cost. The management determined that such cost is nominal and did not recognize the rent expense in its financial statement.

Employment Agreement

On September 1, 2010, the Company entered into an employment agreement (“Employment Agreement”) with its president and chief executive officer (“Employee”), which requires that the Employee to be paid a minimum of $500 per month for three (3) years from date of signing. Either employee or the Company has the right to terminate the Employment Agreement upon thirty (30) days’ notice to the other party.

Shareholder Advances

Cash shortfall is currently funded by the Company’s majority shareholder and Chief Executive Officer, Stephanie Wyss. Cash shortfall in the next 12 months may be funded by Ms. Wyss; however, there was no agreement between Ms. Wyss and the Company with regard to the future funding of the Company, and Ms. Wyss is not obligated to provide the funding to the Company. In the event of no funding or insufficient funding from Ms. Wyss, the Company may have to scale back or stop its business development.

From February 29, 2012 through May 31, 2012, the Company received $6,000 from the majority shareholder.  All advances are due on demand and non-interest bearing.

As of May 31, 2012, shareholder advances were $11,500.

NOTE 5 – RELATED PARTY TRANSACTIONS

Free office space

The Company has been provided office space by its Chief Executive Officer at no cost. The management determined that such cost is nominal and did not recognize the rent expense in its financial statement.

Employment agreement

On September 1, 2010, the Company entered into an employment agreement (“Employment Agreement”) with its president and chief executive officer (“Employee”), which requires that the Employee to be paid a minimum of $500 per month for three (3) years from date of signing. Either employee or the Company has the right to terminate the Employment Agreement upon thirty (30) days’ notice to the other party.